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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9324
         -----------------------------------------------

Signature, Place, and Date of Signing:

 /s/ James J. Finnegan            Boston, Massachusetts     November 13, 2006
-------------------------------   ---------------------     -----------------
      [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-01190                   Frank Russell Company
    028-04037                   Pioneer Investment Management, Inc.


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          4
                                        --------------------

Form 13F Information Table Entry Total:     74
                                        --------------------

Form 13F Information Table Value Total:     5,280,381,000
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    2         028-10256                   AEW Management and Advisors, L.P.
    3         028-10257                   AEW Investment Group, Inc.
    4         028-06808                   IXIS Asset Management US Group, L.P.


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                      FORM 13F INFORMATION TABLE
         NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AMB Property Corp             COM          00163T109    59,331  1,076,600  SH        Shared-   01 02 03 04   851,600    -    225,000
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
American Campus               COM          024835100     8,531    334,400  SH        Shared-   01 02 03 04   334,400    -          -
Communities                                                                          Defined
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt         COM          03748r101    33,517    616,000  SH        Shared-   01 02 03 04   486,700    -    129,300
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust         COM          039583109   230,842  4,240,300  SH        Shared-   01 02 03 04 3,009,000    -  1,231,300
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust     COM          044103109    11,943  1,001,100  SH        Shared-   01 02 03 04   832,200    -    168,900
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities        COM          053484101   252,768  2,099,400  SH        Shared-   01 02 03 04 1,480,600    -    618,800
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Biomed Realty Trust Inc.      COM          09063H107    32,646  1,076,000  SH        Shared-   01 02 03 04   890,000    -    186,000
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties Inc.        COM          101121101   352,679  3,412,800  SH        Shared-   01 02 03 04 2,389,300    -  1,023,500
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust       COM          105368203   140,360  4,312,120  SH        Shared-   01 02 03 04 3,023,520    -  1,288,600
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties         COM          112900105    94,304  2,670,000  SH        Shared    01 02 03 04 2,212,700    -    457,300
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust         COM          133131102   165,086  2,171,900  SH        Shared-   01 02 03 04 1,580,100    -    591,800
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers        COM          150602209     8,489    525,000  SH        Shared-   01 02 03 04   525,000    -          -
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Centracore Properties Trust   COM          15235H107     2,731     86,000  SH        Shared-   01 02 03 04    86,000    -          -
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties   COM          22002t108    41,152    919,400  SH        Shared-   01 02 03 04   742,400    -    177,000
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified        COM          251591103   124,707  2,236,500  SH        Shared-   01 02 03 04 1,814,500    -    422,000
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust          COM          253868103     8,334    266,100  SH        Shared-   01 02 03 04   210,200    -     55,900
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.             COM          264411505    32,241    863,200  SH        Shared-   01 02 03 04   688,000    -    175,200
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties          COM          277276101    10,471    210,000  SH        Shared-   01 02 03 04   210,000    -          -
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr        COM          29380T105    10,456    212,000  SH        Shared-   01 02 03 04   212,000    -          -
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties      COM          294741103    51,127  1,285,900  SH        Shared-   01 02 03 04 1,012,100    -    273,800
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.               COM          294752100     5,849    244,000  SH        Shared-   01 02 03 04   244,000    -          -
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential            COM          29476L107   270,876  5,355,400  SH        Shared-   01 02 03 04 3,801,500    -  1,553,900
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Extra Space Storage Inc.      COM          30225T102    37,559  2,169,800  SH        Shared-   01 02 03 04 1,848,700    -    321,100
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust     COM          313747206   150,599  2,026,900  SH        Shared-   01 02 03 04 1,360,800    -    666,100
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty Trust    COM          33610F109    26,473    876,000  SH        Shared-   01 02 03 04   740,900    -    135,100
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------
GMH Communications            COM          36188G102     3,029    240,000  SH        Shared-   01 02 03 04   240,000    -          -
                                                                                     Defined
------------------------------------------------------------------------------------------------------------------------------------

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
General Growth Prop           COM          370021107   150,736  3,163,400   SH       Shared-      01 02 03 04 2,174,900 -   988,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust      COM          37803p105     3,834    149,000   SH       Shared-      01 02 03 04   149,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust         COM          379302102     6,393    258,000   SH       Shared-      01 02 03 04   258,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust         COM          40426W101    13,862  1,160,000   SH       Shared-      01 02 03 04 1,160,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys Invest Inc. COM          421915109     7,421    239,000   SH       Shared-      01 02 03 04   239,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Reit Inc.         COM          42217k106       140      3,500   SH       Shared-      01 02 03 04     3,500 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc.  COM          421946104    53,755  1,399,500   SH       Shared-      01 02 03 04 1,286,900 -   112,600
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment  COM          42725M107     2,662     73,000   SH       Shared-      01 02 03 04    73,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties          COM          431284108   129,022  3,467,400   SH       Shared-      01 02 03 04 2,522,900 -   944,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.           COM          432848109   107,880  3,873,600   SH       Shared-      01 02 03 04 2,614,600 - 1,259,000
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY Inc     COM          437306103    27,031    472,900   SH       Shared-      01 02 03 04   393,800 -    79,100
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties        COM          44106m102    23,878    505,900   SH       Shared-      01 02 03 04   428,900 -    77,000
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts         COM          44107P104   207,083  9,031,100   SH       Shared-      01 02 03 04 6,463,100 - 2,568,000
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc           COM          45031U101    44,360  1,063,800   SH       Shared-      01 02 03 04   148,500 -   915,300
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.           COM          49427f108    67,452              SH       Shared-      01 02 03 04   737,800 -   157,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.            COM          49446r109    62,655  1,461,500   SH       Shared-      01 02 03 04 1,160,000 -   301,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group             COM          49803T102    14,080    826,300   SH       Shared-      01 02 03 04   613,900 -   212,400
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Pptys     COM          529043101     5,507    260,000   SH       Shared-      01 02 03 04   260,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust        COM          531172104   248,303  5,195,700   SH       Shared-      01 02 03 04 3,692,500 - 1,503,200
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)        COM          554382101    74,230    972,100   SH       Shared-      01 02 03 04   827,000 -    145,100
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp         COM          554489104    43,605    841,800   SH       Shared-      01 02 03 04   722,000 -    119,800
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment         COM          59522j103     8,571    140,000   SH       Shared-      01 02 03 04   140,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage and Equity COM          62624B101     4,262    150,000   SH       Shared-      01 02 03 04   150,000 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
National Retail Properties    COM          202218103     5,873    271,900   SH       Shared-      01 02 03 04   271,900 -         -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties                                                         Shared-
Inc.                          COM          638620104    52,640  1,968,600   SH       Defined      01 02 03 04 1,631,600 -   337,000
-----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors    COM          681936100    28,753  1,915,600   SH       Shared-      01 02 03 04 1,778,600 -   137,000
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
------------------------- ---------------- --------- --------  -------------------- ---------- ----------   -----------------------
                                                      VALUE     SHRS OR    SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS    SOLE  SHARED    NONE
------------------------- ---------------- --------- --------  ----------  ----- ---- ---------- ----------  -----  ------ --------
PS Business Parks Inc         COM          69360j107    35,806     593,800   SH      Shared-     01 02 03 04   460,900  -    132,900
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail            COM          69806L104    47,004     677,100   SH      Shared-     01 02 03 04   178,200  -   498,900
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc/Md     COM          70159q104     8,368     180,000   SH      Shared-     01 02 03 04    180,000  -        -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.         COM          729251108    11,672     342,900   SH      Shared-     01 02 03 04    259,900  -    83,000
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Primaris Retail REIT          COM          74157U109     6,524     400,000   SH      Shared-     01 02 03 04    400,000  -        -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                COM          743410102   283,582   4,969,900   SH      Shared-     01 02 03 04  3,502,400  - 1,467,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.           COM          74460d109   236,034   2,744,898   SH      Shared-     01 02 03 04  1,931,704  -   813,194
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson Properties   COM          751452202     5,559     174,000   SH      Shared-     01 02 03 04   174,000   -        -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp            COM          756109104    17,502     708,300   SH      Shared-     01 02 03 04   657,800   -    50,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.         COM          758849103   166,860   2,426,700   SH      Shared-     01 02 03 04 1,622,000   -   804,700
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties
Trust                         COM          81721M109    14,985     702,200   SH      Shared-     01 02 03 04   702,200   -        -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group          COM          828806109   404,510   4,463,800   SH      Shared-     01 02 03 04  3,187,100  - 1,276,700
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.          COM          848568309    21,863   1,883,100   SH      Shared-     01 02 03 04  1,565,900  -   317,200
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts     COM          85590A401    44,053     770,300   SH      Shared-     01 02 03 04    593,300  -   177,000
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts
Inc.                          COM          86272T106     7,230     363,700   SH      Shared-     01 02 03 04    281,300  -    82,400
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets        COM          875465106     5,129     144,000   SH      Shared-     01 02 03 04    144,000  -        -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers Inc.          COM          876664103    63,450   1,428,400   SH      Shared-     01 02 03 04  1,179,900  -   248,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc         COM          89687P107    66,010   2,283,300   SH      Shared-     01 02 03 04  1,266,800  - 1,016,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties          COM          898404108     4,541     363,000   SH      Shared-     01 02 03 04    363,000  -        -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
U Store IT Trust              COM          91274F104    10,082     469,800   SH      Shared-     01 02 03 04    376,300  -   93,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty        COM          910197102    47,535   1,574,000   SH      Shared-     01 02 03 04  1,276,500  -  297,500
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                   COM          92276F100     7,708     200,000   SH      Shared-     01 02 03 04    200,000           -
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.         COM          929042109   204,288   1,874,200   SH      Shared-     01 02 03 04  1,305,100     569,100
                                                                                     Defined
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                        5,280,381 110,023,118                                   83,623,424  26,399,694
-----------------------------------------------------------------------------------------------------------------------------------